Debt (Details) - USD ($)																	1 Months Ended		3 Months Ended		4 Months Ended	6 Months Ended	9 Months Ended			12 Months Ended
	Oct. 01, 2023	Aug. 31, 2023	Aug. 10, 2023	Jun. 30, 2023	May 30, 2023	Mar. 31, 2023	Dec. 16, 2022	Nov. 18, 2022	Oct. 31, 2022	Aug. 18, 2022	Dec. 31, 2021	Dec. 28, 2021	Aug. 25, 2021	Jun. 25, 2021	Mar. 18, 2021	Jan. 11, 2021	Mar. 31, 2023	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 28, 2021	Dec. 31, 2022	Dec. 31, 2021	Sep. 11, 2021
Debt (Details) [Line Items]
Accumulated Amortization, Debt Issuance Costs																					$ 58,152					$ 58,152
Amortization of debt issuance costs																							$ 128,583	$ 104,878		189,414	$ 9,460
Net proceeds																								7,221,164		$ 12,253,585	$ 3,877,759
Percentage of face value of debt instrument											75.00%							75.00%			50.00%	75.00%				50.00%	75.00%
Factor to be considered for calculating the redemption																			2		2		2			2
Multiplier to conversion price								0.65
Multiplier to conversion price on automatic exension								0.6
Line of Credit Facility, Fair Value of Amount Outstanding											$ 75							$ 75			$ 50	$ 75				$ 50	$ 75
Proceeds from issuance of convertible debentures																							$ 650,000	1,252,000		1,612,000	2,102,500
Gain loss on extinguishment of debt																			$ (16,105)				(16,105)
Convertible Debentures [Member]
Debt (Details) [Line Items]
Long term debt term						5 years											5 years
Amortization of debt issuance costs																			$ 2,015	2,015			$ 5,890	5,980		7,996	6,309
Proceeds from issuance of convertible debentures												$ 2,102,500			$ 2,102,500		$ 650,000									$ 1,612,000	2,102,500
Debt instrument, interest rate during period												6.00%			6.00%		6.00%								6.00%	6.00%
Debt conversion stock price discount																			25.00%				25.00%
Convertible Debenture principal balance																										$ 3,714,500	2,102,500
Issuance Cost											$ 40,000							$ 40,000	$ 40,000			$ 40,000	$ 40,000				$ 40,000
Convertible debt																			100,000		$ 3,714,500		100,000			$ 3,714,500
Loans Payable [Member]
Debt (Details) [Line Items]
Debt instrument periodic payment of principal and interest			$ 76,071		$ 57,346
Issuance Cost					50,000
Repayments of debt																			876,576				1,105,960
Proceeds from issuance of debt			$ 507,460		$ 1,050,000
Description of the frequency of periodic payments			20 weeks		26 weeks
Debt instrument, date of first required payment					Jun. 06, 2023
Effective interest rate for the funds borrowed			41.00%		49.00%
Debt instrument, unamortized discount					$ 441,000
Amortization of debt issuance cost and debt discount																			152,711				458,100
Long term debt																			$ 1,024,040				$ 1,024,040
Bridge Note Detachable Warrants [Member]
Debt (Details) [Line Items]
Warrants and rights outstanding, term																			5 years				5 years
Fair value of warrant																			$ 429,284				$ 429,284
Bridge Note Detachable Warrants [Member] | Measurement Input, Share Price [Member]
Debt (Details) [Line Items]
Class of warrant or right issued during the period shares																			0.44				0.44
Bridge Note Detachable Warrants [Member] | Measurement Input, Price Volatility [Member]
Debt (Details) [Line Items]
Class of warrant or right issued during the period shares																			27				27
Bridge Note Detachable Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Debt (Details) [Line Items]
Class of warrant or right issued during the period shares																			1.53				1.53
Wealth South A Division Of Farmers National Bank Of Danville [Member]
Debt (Details) [Line Items]
Minimum debt service coverage ratio of the prospective acquiree														1								1
Line of credit faciltiy maturity date														Jun. 25, 2023								Jun. 25, 2023
First South National Bank [Member]
Debt (Details) [Line Items]
Amortization of debt issuance costs																			$ 3,482	517			$ 10,389	1,536
First South National Bank [Member] | Commercial Loan Two [Member]
Debt (Details) [Line Items]
Long term debt fixed interest rate percentage											4.35%					4.35%		4.35%				4.35%					4.35%
Dragon Dynamic Catalyic Bridge SAP And Taget Capital One LLC [Member]
Debt (Details) [Line Items]
Original Principal											$ 2,500,000							$ 2,500,000				$ 2,500,000					$ 2,500,000
IPO [Member]
Debt (Details) [Line Items]
Debt instrument, convertible, conversion price (in Dollars per share)		$ 4
Debt instrument, convertible, beneficial conversion feature		$ 1,569,395
Subsequent Event [Member] | Convertible Debentures [Member]
Debt (Details) [Line Items]
Proceeds from issuance of convertible debentures						$ 650,000
Debt instrument, interest rate during period						6.00%
Repayments of debt	$ 250,000
Debt instrument principal not redeemed by holder	$ 100,000
Conversion of Bridge Loan to Convertible Series A Preferred Stock [Member]
Debt (Details) [Line Items]
Debt conversion, Converted instrument, Shares issued (in Shares)				442,458
Convertible Debenture Principal Conversion to Class A Common Stock [Member]
Debt (Details) [Line Items]
Debt conversion, original debt, amount		4,014,500
Convertible Debenture Interest Conversion to Class A Common Stock [Member]
Debt (Details) [Line Items]
Debt conversion, original debt, amount		$ 399,818
Convertible Debenture Conversion to Class A Common Stock [Member]
Debt (Details) [Line Items]
Debt conversion, Converted instrument, Shares issued (in Shares)		1,495,295
Debt instrument, convertible, conversion price (in Dollars per share)		$ 3
Lender One [Member] | Conversion of Bridge Loan to Convertible Series A Preferred Stock [Member]
Debt (Details) [Line Items]
Debt conversion, Converted instrument, Shares issued (in Shares)				29,896
Lender Two [Member] | Conversion of Bridge Loan to Convertible Series A Preferred Stock [Member]
Debt (Details) [Line Items]
Debt conversion, Converted instrument, Shares issued (in Shares)				352,771
Lender Three [Member] | Conversion of Bridge Loan to Convertible Series A Preferred Stock [Member]
Debt (Details) [Line Items]
Debt conversion, Converted instrument, Shares issued (in Shares)				59,792
Original Issue Discount Secured Convertible Note loan [Member] | Target Capital 1, LLC [Member]
Debt (Details) [Line Items]
Original Principal								$ 1,136,364
Maturity date								Mar. 31, 2023
Debt instrument percentage of discount								12.00%
Interest rate per annum								12.00%											12.00%				12.00%
Percentage of gross revenue payable on defalut event								20.00%
Multiplier to conversion price								0.65
Multiplier to conversion price on automatic exension								0.6
Stock issued during period shares (in Shares)								41,167
Pecentage of Face Value of Brige Note Common Stock Issuable								75.00%
Original Issue Discount Secured Convertible Note loan [Member] | Target Capital 1, LLC [Member] | Before Debt Initial Maturity Date [Member]
Debt (Details) [Line Items]
Fair value amount of debt instrument repurchased																			$ 1,136,364				$ 1,136,364
Percentage price of original principal amount of debt at which debt can be redeemed								120.00%
Original Issue Discount Secured Convertible Note loan [Member] | Target Capital 1, LLC [Member] | After Debt Initial Maturity Date [Member]
Debt (Details) [Line Items]
Fair value amount of debt instrument repurchased								$ 1,136,364
Percentage price of original principal amount of debt at which debt can be redeemed								120.00%
Original Issue Discount Secured Convertible Note loan [Member] | Lender 622 Capital LLC [Member]
Debt (Details) [Line Items]
Original Principal								$ 568,182
Interest rate per annum								12.00%											12.00%		12.00%		12.00%			12.00%
Percentage of gross revenue payable on defalut event								20.00%
Debt instrument Initial maturity date								Jan. 24, 2023
Pecentage of Face Value of Brige Note Common Stock Issuable								75.00%
Original Issue Discount Secured Convertible Note loan [Member] | Lender 622 Capital LLC [Member] | Before Debt Initial Maturity Date [Member]
Debt (Details) [Line Items]
Fair value amount of debt instrument repurchased																			$ 568,182		$ 568,182		$ 568,182			$ 568,182
Percentage price of original principal amount of debt at which debt can be redeemed								120.00%
Original Issue Discount Secured Convertible Note loan [Member] | Lender 622 Capital LLC [Member] | After Debt Initial Maturity Date [Member]
Debt (Details) [Line Items]
Fair value amount of debt instrument repurchased								$ 568,182
Percentage price of original principal amount of debt at which debt can be redeemed								120.00%
Original Issue Discount Secured Convertible Note loan [Member] | Bridge Note Detachable Warrants [Member]
Debt (Details) [Line Items]
Interest rate per annum								12.00%
Bridge Loans [Member]
Debt (Details) [Line Items]
Gain loss on extinguishment of debt		$ 16,105
Amendment Agreement [Member] | First South National Bank [Member] | Commercial Loan Two [Member]
Debt (Details) [Line Items]
Original Principal																$ 1,278,400
Long term debt fixed interest rate percentage											4.35%							4.35%				4.35%					4.35%
Long term debt maturity date											Jan. 25, 2031					Jan. 25, 2031		Jan. 25, 2031				Jan. 25, 2031					Jan. 25, 2031
Amortization of debt issuance costs																										1,017	$ 861
Debt instrument periodic payment of principal and interest																$ 13,157
Debt instrument periodic payment of principal and interest											$ 10,085							$ 10,085				$ 10,085					10,085
Acquisition Of Kuai Veterinary Clinic [Member] | First South National Bank [Member]
Debt (Details) [Line Items]
Amortization of debt issuance costs																										$ 660	$ 615
Acquisition Of Kuai Veterinary Clinic [Member] | First South National Bank [Member] | Commercial Loan One [Member]
Debt (Details) [Line Items]
Original Principal																$ 1,105,000
Long term debt fixed interest rate percentage											4.35%					4.35%		4.35%			4.35%	4.35%				4.35%	4.35%
Long term debt maturity date																Feb. 25, 2041					Feb. 25, 2041					Feb. 25, 2041
Debt instrument periodic payment of principal and interest																$ 6,903
Debt instrument periodic payment of principal and interest											$ 13,264							$ 13,264				$ 13,264					$ 13,264
Acquisition Of Kuai Veterinary Clinic [Member] | First South National Bank [Member] | Commercial Loan Three [Member]
Debt (Details) [Line Items]
Original Principal													$ 469,914								$ 469,914					$ 469,914
Long term debt fixed interest rate percentage											5.05%					5.05%		5.05%				5.05%					5.05%
Long term debt maturity date																Feb. 25, 2023												Feb. 25, 2023
Amortization of debt issuance costs																										$ 377	$ 319
Debt instrument periodic payment of principal and interest											$ 27,164		$ 27,164
Debt instrument periodic payment of principal and interest											753							$ 753				$ 753					753
Acquisition Of Kuai Veterinary Clinic [Member] | First South National Bank [Member] | Commercial Loan Three [Member]
Debt (Details) [Line Items]
Original Principal																$ 450,000
Pony Express Practice Acquistion [Member] | First South National Bank [Member] | Commercial Loan One [Member]
Debt (Details) [Line Items]
Original Principal									$ 2,086,921
Long term debt fixed interest rate percentage																					5.97%					5.97%
Long term debt maturity date																					Oct. 31, 2025					Oct. 31, 2025
Amortization of debt issuance costs																										$ 1,423	0
Debt instrument periodic payment of principal and interest									23,138
Debt instrument periodic payment of principal and interest																					$ 25,575					25,575
Final monthly payment																					$ 1,608,530					$ 1,608,530
Pony Express Practice Acquistion [Member] | First South National Bank [Member] | Commercial Loan Two [Member]
Debt (Details) [Line Items]
Original Principal									400,000
Long term debt fixed interest rate percentage																					5.97%					5.97%
Long term debt maturity date																					Oct. 31, 2042					Oct. 31, 2042
Amortization of debt issuance costs																										$ 27	0
Debt instrument periodic payment of principal and interest									2,859
Debt instrument periodic payment of principal and interest																					$ 3,277					$ 3,277
Pony Express Practice Acquistion [Member] | First South National Bank [Member] | Commercial Loan Three [Member]
Debt (Details) [Line Items]
Original Principal									700,000
Long term debt fixed interest rate percentage																					6.75%					6.75%
Long term debt maturity date																					Apr. 01, 2023					Apr. 01, 2023
Debt instrument periodic payment of principal and interest									$ 6,903
Debt instrument periodic payment of principal and interest																					$ 0					$ 0
Final monthly payment																					$ 423,278					$ 423,278
Old Fourty One Practise Acquistion [Member] | First South National Bank [Member] | Commercial Loan One [Member]
Debt (Details) [Line Items]
Original Principal							$ 568,000
Long term debt fixed interest rate percentage																					6.50%					6.50%
Long term debt maturity date																					Dec. 16, 2025					Dec. 16, 2025
Amortization of debt issuance costs																										$ 62	0
Debt instrument periodic payment of principal and interest							4,772
Debt instrument periodic payment of principal and interest																					$ 4,531					4,531
Final monthly payment																					$ 593,039					$ 593,039
Old Fourty One Practise Acquistion [Member] | First South National Bank [Member] | Commercial Loan Two [Member]
Debt (Details) [Line Items]
Original Principal							$ 640,000
Long term debt fixed interest rate percentage							6.50%														6.50%					6.50%
Long term debt maturity date							Dec. 16, 2025
Amortization of debt issuance costs																										$ 69	0
Debt instrument periodic payment of principal and interest																					$ 5,077					5,077
Old Fourty One Practise Acquistion [Member] | Upto Twelve Months [Member] | First South National Bank [Member] | Commercial Loan Two [Member]
Debt (Details) [Line Items]
Debt instrument periodic payment of principal and interest							$ 2,830
Old Fourty One Practise Acquistion [Member] | After Twelve Months [Member] | First South National Bank [Member] | Commercial Loan Two [Member]
Debt (Details) [Line Items]
Debt instrument periodic payment of principal and interest							$ 7,443
Short Term Secured Convertible Debt One [Member] | Dragon Dynamic Catalyic Bridge SAP And Taget Capital One LLC [Member]
Debt (Details) [Line Items]
Original Principal											$ 2,500,000							$ 2,500,000				$ 2,500,000					2,500,000
Amortization of debt issuance costs																			$ 0	64,670			$ 62,758	92,629		$ 123,727	$ 773
Original issue discount rate											12.00%							12.00%				12.00%					12.00%
Maturity date																		Jan. 24, 2023
Original issue discount amount											$ 300,000							$ 300,000				$ 300,000					$ 300,000
Conversion price rate											40.00%							40.00%				40.00%					40.00%
Net proceeds																		$ 1,100,000
Issuance costs											$ 70,500							70,500				$ 70,500					$ 70,500
Debt issuance costs gross two											$ 54,000							$ 54,000				$ 54,000					$ 54,000
Share price triggering warrant redemption																							10 years			10 years
Short Term Secured Convertible Debt One [Member] | IPO [Member] | Dragon Dynamic Catalyic Bridge SAP And Taget Capital One LLC [Member]
Debt (Details) [Line Items]
IPO discount rate											35.00%							35.00%				35.00%					35.00%
Short Term Secured Convertible Debt One [Member] | If Qualified Financing Is Completed On Or Before Twenty Fourth Of January Two Thousand And Twenty Three [Member] | Dragon Dynamic Catalyic Bridge SAP And Taget Capital One LLC [Member]
Debt (Details) [Line Items]
Percentage of face value of debt instrument																			50.00%		50.00%		50.00%			50.00%
Short Term Secured Convertible Debt One [Member] | If Qualified Financing Is Completed On Or Before Twenty Fourth Of January Two Thousand And Twenty Seven [Member] | Dragon Dynamic Catalyic Bridge SAP And Taget Capital One LLC [Member]
Debt (Details) [Line Items]
Percentage of face value of debt instrument																			75.00%		75.00%		75.00%			75.00%
Short Term Secured Convertible Debt One [Member] | Non Consummation Of Qualified Financing Or Non Repayment Of Loan [Member] | Dragon Dynamic Catalyic Bridge SAP And Taget Capital One LLC [Member]
Debt (Details) [Line Items]
Percentage of face value of debt instrument																			100.00%		100.00%		100.00%			100.00%
Revolving Credit Facility [Member] | Wealth South A Division Of Farmers National Bank Of Danville [Member]
Debt (Details) [Line Items]
Line of credit maximum borrowing capacity														$ 2,000,000
Period within which repayment for each draw shall be made														120 days
Percentage per draw on the loan facility availed														85.00%
Debt instrument variable interest rate spread														0.50%								0.50%
Revolving Credit Facility [Member] | Minimum [Member] | Wealth South A Division Of Farmers National Bank Of Danville [Member]
Debt (Details) [Line Items]
Long term debt variable interest rate percentage														3.57%
Closed End Line Of Credit Facility [Member] | Wealth South A Division Of Farmers National Bank Of Danville [Member]
Debt (Details) [Line Items]
Original Principal														$ 8,000,000
Percentage per draw on the loan facility availed														85.00%
Closed End Line Of Credit Facility [Member] | Minimum [Member] | Wealth South A Division Of Farmers National Bank Of Danville [Member]
Debt (Details) [Line Items]
Long term debt variable interest rate percentage														3.57%
Closed End Line Of Credit Facility [Member] | First Five Years [Member] | Wealth South A Division Of Farmers National Bank Of Danville [Member]
Debt (Details) [Line Items]
Long term debt fixed interest rate percentage														3.98%
Closed End Line Of Credit Facility [Member] | After Five Years [Member] | Wealth South A Division Of Farmers National Bank Of Danville [Member]
Debt (Details) [Line Items]
Debt instrument variable interest rate spread														0.65%								0.65%
Closed End Line Of Credit Facility [Member] | Within Two Years Of Entering Into The Term Loan [Member] | Wealth South A Division Of Farmers National Bank Of Danville [Member]
Debt (Details) [Line Items]
Long term debt prepayment penalty percentage											2.00%							2.00%			2.00%	2.00%				2.00%	2.00%
Closed End Line Of Credit Facility [Member] | After Three Years From The Date Of Entering Into Term Loan And With Five Years Of Entering Into The Term Loan [Member] | Wealth South A Division Of Farmers National Bank Of Danville [Member]
Debt (Details) [Line Items]
Long term debt prepayment penalty percentage											1.00%							1.00%			1.00%	1.00%				1.00%	1.00%
Closed End Line Of Credit Facility [Member] | Amendment Agreement [Member] | Wealth South A Division Of Farmers National Bank Of Danville [Member]
Debt (Details) [Line Items]
Long term debt maturity date										Aug. 18, 2022
Amortization of Debt Issuance Costs and Discounts																										$ 6,813
Amortization of debt issuance costs																			$ 1,412	$ 1,924			$ 5,436	$ 4,734			$ 1,357
Closed End Line Of Credit Facility [Member] | Amendment Agreement [Member] | First Five Years [Member] | Wealth South A Division Of Farmers National Bank Of Danville [Member]
Debt (Details) [Line Items]
Debt instrument variable interest rate spread										5.25%
Closed End Line Of Credit Facility [Member] | Amendment Agreement [Member] | After Five Years [Member] | Wealth South A Division Of Farmers National Bank Of Danville [Member]
Debt (Details) [Line Items]
Percentage per draw on the loan facility availed										85.00%
Debt instrument variable interest rate spread										0.65%											0.65%
Closed End Line Of Credit Facility [Member] | Amendment Agreement [Member] | After Five Years [Member] | Maximum [Member] | Wealth South A Division Of Farmers National Bank Of Danville [Member]
Debt (Details) [Line Items]
Long term debt variable interest rate percentage										4.75%											4.75%					4.75%
Revolving Credit Facility And Closed End Line Of Credit Facility [Member] | Wealth South A Division Of Farmers National Bank Of Danville [Member]
Debt (Details) [Line Items]
Percentage of initial contribution to be made towards equity														15.00%
Term Loans To Acquire A Practise [Member] | Maximum [Member] | Wealth South A Division Of Farmers National Bank Of Danville [Member]
Debt (Details) [Line Items]
Long term debt term											10 years			10 years				10 years				10 years					10 years
Practice Only Term Loans [Member] | Wealth South A Division Of Farmers National Bank Of Danville [Member]
Debt (Details) [Line Items]
Long term debt remaining term											9 years															9 years
Real Estate Term Loan [Member] | Wealth South A Division Of Farmers National Bank Of Danville [Member]
Debt (Details) [Line Items]
Long term debt remaining term											19 years															19 years